Investment Objectives and Goals	Jan. 23, 2026
Ned Davis Research 360 Dynamic Allocation ETF
Prospectus [Line Items]
Risk/Return [Heading]	Ned Davis Research 360º Dynamic Allocation ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek long-term capital appreciation.
Ned Davis Research 360 Core Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Ned Davis Research 360º Core Equity ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek long-term capital appreciation.